Related Parties	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Parties
Note 16. Related Parties
Modified Special Unit
Under the Fifth Operating Agreement, the Liquidation Performance Participation Distribution is payable to the Liquidation Performance Unitholder (“LPU Holder”) equal to 20.0% of the net proceeds from a liquidation of the Company in excess of adjusted capital, as measured immediately prior to liquidation. Adjusted capital is defined as the Company's net asset value (“NAV”) immediately prior to the time of a liquidation or a listing. In the event of any liquidity event that involves a listing of the Company's shares, or a transaction in which the Company’s members receive shares of a company that is listed on a national securities exchange, the Liquidation Performance Participation Fee would be equal to 20.0% of the amount, if any, by which the Company's listing value following such liquidity event exceeds the adjusted capital, as calculated immediately prior to such listing (the “Listing Premium”). Any such Listing Premium and related Liquidation Performance Participation Fee would be determined and payable in arrears 30 days after the commencement of trading following such liquidity event, with the exception that amounts that may be earned upon the occurrence of a listing of the Company’s shares (or a transaction in which the Company’s members receive shares of a company that is listed) on a national securities exchange are no longer payable in cash, but only in additional Class P-I shares, which will be valued for such purpose at their then fair market value as determined in accordance with the terms of the Fifth Operating Agreement at the time of such listing. In the case of a liquidation of the Company, amounts payable may be paid in additional shares of the Company, other securities and/or cash. Refer to Note 18. Equity for additional details on the Liquidation Performance Unit.
Transition Services Agreement
In connection with the Acquisition, Group LLC and certain other parties (together, the “Service Recipients”) entered into a transition services agreement with Greenbacker Administration (the “Transition Services Agreement”). In November 2023, Group LLC and the Service Recipients entered into an amended transition services agreement (the “Amended Transition Services Agreement”), pursuant to which Greenbacker Administration agreed to provide certain financial and corporate recordkeeping services to the Service Recipients until the earlier of: (i) December 31, 2025; (ii) such time as the parties terminate the services arrangement; or (iii) one month after such Service Recipient has been liquidated and dissolved. The Service Recipients are required to pay a fee of $200 per hour per person performing the services it receives under both the Transition Services Agreement and Amended Transition Services Agreement. The impact of the Transition Services Agreement and Amended Transition Services Agreement on the Consolidated Financial Statements for the years ended December 31, 2025, 2024 and 2023was not material.
Registration Rights Agreement
In connection with the Acquisition, the Company and GREC entered into a customary registration rights agreement, pursuant to which GREC has agreed to use commercially reasonable efforts to prepare and file with the SEC not later than 12 months from the beginning of the first full calendar month following completion of an initial public offering by GREC a shelf registration statement relating to the resale of shares of common stock of GREC that may in the future be held by Group LLC, the LPU Holder, and/or their respective members to the extent their shares of the Company are repurchased, redeemed, exchanged, or converted into shares of common stock of GREC. GREC has agreed to pay customary registration expenses and to provide customary indemnification in connection with the foregoing registration rights.
GCM Managed Funds
The Company provides, through GCM and GDEV Management Holdings LLC, investment management services to Greenbacker Renewable Opportunity Zone Fund LLC (“GROZ”), GDEV I, GDEV II and GREC II. As a result, the Company records Investment Management revenue on the Consolidated Statements of Operations, as applicable, and more fully described below. The following table presents investment management revenue for the periods indicated below:

	Year ended
(in thousands)	2025	2024	2023
GROZ:
Management fees	$290	$290	290
GDEV I:
Management fees	1,915	2,124	2,430
GDEV II:
Management fees	2,658	2,551	2,031
GREC II:
Management fees	4,400	5,871	3,855
Performance participation fee	—	1,088	1,654
Administrative fees	$2,392	$6,876	3,478
Management fees, Performance participation fees, and Administrative fees are included in Investment Management revenue on the Consolidated Statements of Operations.
The following table presents investment management fees receivable as of December 31, 2025 and 2024:

(in thousands)	December 31, 2025	December 31, 2024
GROZ:
Management fees receivable	$73	$145
GDEV I:
Management fees receivable	—	(4)
GDEV II:
Management fees receivable	—	—
GREC II:
Management fees receivable	5,885	1,484
Performance participation fee receivable	—	853
Administrative fee receivable(1)	$3,901	$5,320
__________________
(1)Includes amounts owed from GREC II of $1.8 million and $3.1 million related to administrative fees and $2.1 million and $2.2 million related to capitalized labor costs pursuant to the Administration Agreement (as defined in the GREC II discussion below) as of December 31, 2025 and 2024, respectively.
Management fees, Performance participation fees, and Administrative fees owed to the Company are included in Accounts receivable, net on the Consolidated Balance Sheets.
GROZ
Base management fees under GCM’s advisory fee agreement with GROZ are calculated at a monthly rate of 0.125% (1.50% annually) of the average gross invested capital of GROZ.
The Company is also eligible to receive certain performance-based incentive fee distributions from GROZ, including upon liquidation of GROZ, subject to certain distribution thresholds as defined in the amended and restated limited liability company operating agreement of GROZ. The Company did not recognize any revenue related to GROZ incentive fee distributions for the years ended December 31, 2025, 2024 and 2023.
GDEV I
On January 1, 2025, GCM’s advisory agreements with GDEV I were assigned and contributed to GDEV Management Holdings LLC and subsequently to GDEV Management LLC. Base management fees under GDEV Management LLC’s advisory agreements with GDEV I, dated January 1, 2025, are calculated as described herein. For the period from March 3, 2022 through the date on which the commitment period ended (as defined in the GDEV I amended and restated limited partnership agreements), the management fee was calculated at an annual rate of 1.75% to 2.00%, depending on the limited partner, of the aggregate capital commitments to GDEV I. Beginning on the date following the date on which the commitment period terminated, the management fee is calculated at an annual rate of 1.75% to 2.00%, depending on the limited partner, of the aggregate cost basis of all portfolio securities of GDEV I. GCM owns 75% of the membership interests in GDEV Management Holdings LLC and as such receives 75% of net fee related earnings of GDEV Management Holdings LLC.
The Company is also eligible to receive certain performance-based incentive fee distributions from GDEV I, including upon liquidation of GDEV I, subject to certain distribution thresholds as defined in the amended and restated limited liability partnership agreements of GDEV I. The Company did not recognize any revenue related to GDEV I incentive fee distributions for the years ended December 31, 2025, 2024 and 2023.
GDEV II
On January 1, 2025, GCM’s advisory agreements with GDEV II were assigned and contributed to GDEV Management Holdings LLC and subsequently to GDEV Management LLC. Base management fees under GDEV Management LLC’s Advisory Agreement with GDEV II, dated January 1, 2025, are calculated as described herein. For the period from November 11, 2022 through the date on which the commitment period ends (as defined in the GDEV II amended and restated limited partnership agreement), the management fee is calculated at an annual rate of 1.50% to 2.00%, depending on the limited partner, of the aggregate capital commitments to GDEV II. Beginning on the date following the date on which the commitment period terminates, the management fee will be calculated at an annual rate of 1.50% to 2.00%, depending on the limited partner, of the aggregate cost basis of all portfolio securities of GDEV II.
The Company is also eligible to receive certain performance-based incentive fee distributions from GDEV II, including upon liquidation of GDEV II, subject to certain distribution thresholds as defined in the amended and restated limited liability partnership agreements of GDEV II. The Company did not recognize any revenue related to GDEV II incentive fee distributions for the years ended December 31, 2025, 2024 and 2023.
GREC II
On January 1, 2025, GCM entered into an amended and restated Advisory Agreement with GREC II to decrease the base management fees by 0.25% for all share classes. Effective January 1, 2025, the base management fees under GCM's advisory fee agreement with GREC II are calculated at a monthly rate of 1.00% annually of the aggregate NAV of the net assets attributable to Class F shares of GREC II plus an annual percentage of the aggregate NAV of the net assets attributable to Class I, Class D, Class T, and Class S shares in accordance with the following schedule as of December 31, 2025:

Aggregate NAV (Class I, Class D, Class T, and Class S shares)	Management Fee
On NAV up to and including $1,500,000,000	1.50% (0.13% monthly)
On NAV in excess of $1,500,000,000	1.25% (0.10% monthly)
The Company is also eligible to receive certain performance-based incentive fees from GREC II, including upon liquidation of GREC II, subject to certain distribution thresholds as defined in the Advisory Agreement between GCM and GREC II.
On January 1, 2025, the Company entered into an amended and restated administration agreement with GREC II. Under this agreement, GREC II reimburses Greenbacker Administration for its allocable portion of costs and expenses incurred in providing technical, financial, legal, accounting, tax, and operational asset management services, including those incurred by any sub-administrators. These reimbursable costs, together with any administrative expenses incurred directly by GREC II, are subject to an annual cap equal to 0.50% of GREC II’s total paid-in capital, as defined in the agreement. The Company also earns administrative fee revenue for certain capitalizable costs incurred by Greenbacker Administration on behalf of GREC II.
Other Related Party Transactions
The Company entered into secured loans to finance the purchase and installation of energy-efficient lighting with LED Funding LLC and Renew AEC One LLC (the “AEC Companies”). Certain of the loans with LED Funding LLC, an AEC Company, converted to a lease on the day the energy efficiency upgrades became operational. AEC Companies are considered related parties, as the members of these entities own a direct, noncontrolling ownership interest in the Company. The loans between the AEC Companies and the Company, and the subsequent leases, were negotiated at an arm’s length and contain standard terms and conditions that would be included in third-party lending agreements, including required security and collateral, interest rates based upon risk of the specific loan, and term of the loan. As of December 31, 2025 and 2024, the Company was owed $0.1 million and $0.1 million, respectively, in lease payments from AEC Companies, which are included in Accounts receivable, net on the Consolidated Balance Sheets. As of December 31, 2025 and 2024, the principal balance of the loan receivable was nil and $0.1 million, respectively, which was included in Other noncurrent assets on the Consolidated Balance Sheets. The interest receivable as of December 31, 2025 and 2024 was not material. The payments received for the operating leases and the loan receivable during the year ended December 31, 2025 and 2024 were not material.
On December 22, 2025, the Company entered into a consultant agreement with David Sher, pursuant to which Mr. Sher will provide certain services to the Company following the end of his employment with the Company on December 31, 2025. Compensation for the provision of the services by Mr. Sher will be in the form of contingent payments representing no more than (i) the equivalent of 5% of annual net revenues received by the Company in connection with Mr. Sher’s fundraising activities and/or (ii) the equivalent of 5% of annual net revenues received by the Company from approved investment opportunities originated by Mr. Sher. Compensation paid by the Company to Mr. Sher, pursuant to the terms outlined within the consultant agreement, will not exceed $2.0 million. The consultant agreement expires on July 1, 2027, unless terminated earlier under the agreed terms within the consultant agreement or extended by mutual agreement between the Company and Mr. Sher.
On September 1, 2023, Mehul Mehta’s role as Chief Investment Officer with the Company terminated, and the Company engaged Mr. Mehta as a consultant. Concurrently, the Company entered into a separation agreement, pursuant to which Mr. Mehta received cash severance of $1.3 million and a grant of 0.1 million cash-settled restricted share units with the previously granted 0.1 million restricted share units being forfeited. Refer to Note 19. Share-based Compensation for additional information on these restricted share units. Further, a certain number of Mr. Mehta’s Earnout Shares vested on an accelerated basis. In the second quarter of 2024, Mr. Mehta exercised his right to have Class P-I and Earnout Shares repurchased for approximately $3.9 million subject to the terms of the separation agreement. The remaining Class P-I shares totaling $3.1 million, subsequent to Mr. Mehta exercising his repurchase rights, were reclassified from temporary equity to permanent equity on the Consolidated Balance Sheets. In 2024, the Company entered into a Release Agreement with Mr. Mehta that acknowledged that all obligations and responsibilities of the Company with respect to the exercise of his repurchase rights were satisfied. All remaining Participating Earnout Shares totaling $0.7 million that were recorded within temporary equity were reclassified to permanent equity and reported as such as of December 31, 2024 on the Consolidated Balance Sheets. The Company paid total consideration of $0.2 million under the consulting agreement with Mr. Mehta, which terminated on January 2, 2024.
In the second quarter of 2024, the Company entered into a MIPSA to sell its membership interest in Illinois Winds LLC to GREC II, an affiliate of the Company. Refer to Note 5. Variable Interest Entities for additional information.
Note 12. Related Parties
The Company provides, through GCM and GDEV Management Holdings LLC, investment management services to Greenbacker Renewable Opportunity Zone Fund LLC (“GROZ”), GDEV I, GDEV II and GREC II. As a result, the Company records Investment Management revenue on the Consolidated Statements of Operations.
The following table presents investment management revenue for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
GROZ:
Management fees	$73	$73	$145	$145
GDEV I:
Management fees	584	495	1,101	956
GDEV II:
Management fees	653	696	1,299	1,337
GREC II:
Management fees	943	1,148	1,895	2,312
Administrative fees	$857	$21	$959	$973
Management fees, Performance participation fees, and Administrative fees are included in Investment Management revenue on the Consolidated Statements of Operations.
The following table presents investment management fees receivable as of June 30, 2026 and December 31, 2025:

(in thousands)	June 30, 2026	December 31, 2025
GROZ:
Management fees receivable	$48	$73
GREC II:
Management fees receivable	943	5,885
Administrative fee receivable(1)	$1,166	$3,901
__________________
(1)Includes amounts owed from GREC II of $0.9 million and $1.8 million related to administrative fees and $0.3 million and $2.1 million related to capitalized labor costs pursuant to the Administration Agreement (as defined in the GREC II discussion below) as of June 30, 2026 and December 31, 2025, respectively.
Management fees, Performance participation fees, and Administrative fees owed to the Company are included in Accounts receivable, net on the Consolidated Balance Sheets.